MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

COMMON STOCKS - 76.4%	Shares	Value
Accommodation and Food Services - 5.6%
Restaurants and Other Eating Places - 5.6%
Domino's Pizza, Inc.	94,823	$ 48,225,081

Administrative and Support and Waste Management and Remediation Services - 3.3%
Credit Bureaus - 3.3%
Moody's Corporation	71,059	28,209,712

Construction - 3.9%
Residential Building Construction - 3.9%
NVR, Inc. (a)	4,458	34,240,694

Educational Services - 3.3%
Colleges, Universities, and Professional Schools - 3.3%
Strategic Education, Inc.	255,628	28,993,328

Finance and Insurance - 18.5%
Direct Insurance (except Life, Health, and Medical) Carriers - 9.9%
Arch Capital Group Ltd. (a)	585,337	60,073,137
Progressive Corporation (The)	123,356	26,050,320
		86,123,457
Financial Transactions Processing, Reserve, and Clearinghouse Activities - 8.6%
Mastercard, Inc. - Class A	85,109	38,049,680
Visa, Inc. - Class A	132,482	36,096,046
		74,145,726
Information - 2.6%
Motion Picture and Video Production - 2.6%
Walt Disney Company (The)	214,546	22,293,475

Manufacturing - 5.0%
Engine, Turbine, and Power Transmission Equipment - 5.0%
Cummins, Inc.	153,733	43,311,198

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.4% (Continued)	Shares	Value
Retail Trade - 28.3%
Automotive Parts and Accessories Retailers - 13.8%
AutoZone, Inc. (a)	26,181	$ 72,519,799
O'Reilly Automotive, Inc. (a)	48,563	46,778,796
		119,298,595
Clothing and Clothing Accessories Retailers - 14.5%
Ross Stores, Inc.	552,625	77,234,870
TJX Companies, Inc. (The)	469,304	48,385,242
		125,620,112
Transportation and Warehousing - 3.5%
Freight Transportation Arrangement - 3.5%
Expeditors International of Washington, Inc.	254,281	30,742,573

Wholesale Trade - 2.4%
Industrial Supplies Merchant Wholesalers - 2.4%
Fastenal Company	319,297	21,067,216

Total Common Stocks (Cost $463,120,649)		$ 662,271,167

MONEY MARKET FUNDS - 22.8%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 5.20% (b)	75,008,885	$ 75,008,885
Vanguard Treasury Money Market Fund - Investor Shares, 5.29% (b)	122,755,250	122,755,250
Total Money Market Funds (Cost $197,764,135)		$ 197,764,135

Investments at Value - 99.2% (Cost $660,884,784)		$ 860,035,302

Other Assets in Excess of Liabilities - 0.8%		6,569,569

Net Assets - 100.0%		$ 866,604,871